Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201409Member
Allowance for doubtful accounts	$ 4,085	$ 2,911	$ 1,763	$ 4,559
Deferred income taxes	2,015			3,303
Net parent investment	458,467			273,006
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for doubtful accounts	$ 435	$ 0	$ 0	500
Deferred income taxes				100
Net parent investment				$ (400)